Restructuring and Related Activities	12 Months Ended
Dec. 31, 2023
Restructuring and Related Activities [Abstract]
Restructuring Charges	Restructuring Charges
During the year ended December 31, 2023, the Company incurred restructuring charges of $1.2 million related to organizational changes made to its commercial and technical operations teams.
During the year ended December 31, 2022, the Company incurred restructuring charges under the Management Agreement of $1.8 million. The restructuring charges primarily relate to organizational changes made to the Manager following Teekay's dispositions related to Teekay LNG in January 2022 (see note 12a).

As at December 31, 2023 and December 31, 2022, no restructuring liability was recognized in accrued liabilities on the Company's consolidated balance sheets.